Subsequent Events (Details) - USD ($)			1 Months Ended		3 Months Ended						6 Months Ended	9 Months Ended	12 Months Ended
	Oct. 13, 2021	Aug. 09, 2021	Oct. 29, 2021	May 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2021	Dec. 31, 2020	Nov. 23, 2021	Jun. 25, 2021
Subsequent Events (Details) [Line Items]
Merger agreement, description												Pursuant to the Merger Agreement, the aggregate value of the consideration (prior to giving effect to the earnout consideration described below) to be paid to Leafly’s securityholders is $385 million, as follows: (a) each share of Class 1 common stock of Leafly, par value $0.0001 per share, each share of Class 2 common stock of Leafly, par value $0.0001 per share, and each share of Class 3 common stock of Leafly, par value $0.0001 per share (collectively, the “Leafly Common Stock”), issued and outstanding immediately prior to the First Merger (including shares of Leafly Common Stock issued upon the conversion of the Notes) will be converted into the right to receive a number of shares of common stock of the Company, par value $0.0001 per share (“Merida Common Stock”) equal to the Exchange Ratio (as defined below), and (b) each share of Leafly Series A preferred stock, par value $0.0001 per share (“Leafly Preferred Stock”), issued and outstanding immediately prior to the First Merger will be converted into the right to receive a number of shares of the Company’s Common Stock equal to the Exchange Ratio multiplied by the number of shares of Leafly Common Stock issuable upon conversion of such shares of Leafly Preferred Stock.
Stock exercised (in Shares)			1,389,867
Redeem shares in cash			$ 13,900,000		$ 45,619	$ 91,504	$ 228,900	$ 7,967	$ (1,721)	$ (336,906)	$ (181,842)		$ (347,597)
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Merger agreement, description	On October 13, 2021, the Company issued an unsecured promissory note in the amount of $400,000 to the Sponsor (the “Promissory Note”), pursuant to which the Company borrowed an aggregate principal amount of $400,000 under the Promissory Note.
Leafly Holdings, Inc.[Member]
Subsequent Events (Details) [Line Items]
Purchase an aggregate shares of common stock (in Shares)					592							592	5,448
Convertible promissory notes						23,800
Purchase value of promissory note						$ 1,000
Bearing interest rate				8.00%
Conversion price, description													The notes convert at a discount to the equity securities purchased by investors in a qualified financing of not less than $25,000 or in a qualified public transaction (initial public offering, direct listing, or acquisition transaction with a publicly-listed special purpose acquisition company or its subsidiary). The conversion price applicable to any such conversion will be an amount equal to 80% of the lowest price per share paid by investors or implied by a qualified public transaction.
Director [Member] | Leafly Holdings, Inc.[Member]
Subsequent Events (Details) [Line Items]
Purchase an aggregate shares of common stock (in Shares)				6,700
Exercise price (in Dollars per share)				$ 0.36
Forecast [Member]
Subsequent Events (Details) [Line Items]
Merger agreement, description		Pursuant to the Merger Agreement, the aggregate value of the consideration (prior to giving effect to the earnout consideration described below) to be paid to Leafly’s securityholders is $385 million, as follows: (a) each share of Class 1 common stock of Leafly, par value $0.0001 per share, each share of Class 2 common stock of Leafly, par value $0.0001 per share, and each share of Class 3 common stock of Leafly, par value $0.0001 per share (collectively, the “Leafly Common Stock”), issued and outstanding immediately prior to the First Merger (including shares of Leafly Common Stock issued upon the conversion of the Notes) will be converted into the right to receive a number of shares of common stock of Merida, par value $0.0001 per share (“Merida Common Stock”) equal to the Exchange Ratio (as defined below), and (b) each share of Leafly Series A preferred stock, par value $0.0001 per share (“Leafly Preferred Stock”), issued and outstanding immediately prior to the First Merger will be converted into the right to receive a number of shares of Merida Common Stock equal to the Exchange Ratio multiplied by the number of shares of Leafly Common Stock issuable upon conversion of such shares of Leafly Preferred Stock. The “Exchange Ratio” is the quotient of (i) 38,500,000 shares of Merida Common Stock, divided by (ii) the adjusted fully diluted shares of Leafly Common Stock outstanding immediately prior to the completion of the First Merger (taking into account the number of shares of Leafly Common Stock issuable upon the conversion of the Leafly Preferred Stock and Notes and upon exercise of outstanding stock options of Leafly, assuming for the purposes of this definition that all such Company Stock Options are fully vested and exercised on a net exercise basis.
Working capital loans														$ 400,000	$ 400,000
Unsecured promissory note	$ 400,000
Aggregate principal amount	400,000
Promissory note outstanding	$ 400,000
Aggregate shares (in Shares)			1,389,867
Aggregate cash amount			$ 13,900,000